Condensed Consolidated Balance Sheets - 10Q - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 419,152			$ 341,037				$ 226,603
Prepaid expenses and other	18,379			8,672				13,004
Total current assets	437,531			349,709				239,607
Deferred offering costs	1,821,773			117,631				33,941
Total assets	2,259,304			467,340				273,548
Current liabilities:
Convertible promissory notes	0			5,829,292				21,227,093
Note payable—current	0			55,014				0
Accounts payable	3,083,420			2,707,861				2,067,901
Accrued expenses and other current liabilities	1,325,194			955,989				197,472
Total current liabilities	4,408,614			9,548,156				24,108,304
Note payable—noncurrent	0			69,040				0
Total liabilities	4,408,614			9,617,196				24,108,304
Commitments and Contingencies (Note 8)
Convertible preferred stock and redeemable common stock:
Temporary equity, carrying amount	21,064,623			7,771,223				126,000
Stockholders’ deficit:
Common stock, 331,789 and 324,145 issued and outstanding at December 31, 2020 and 2019, respectively	348			332				324
Additional paid-in capital	2,948,294			1,876,159				1,480,955
Accumulated deficit	(26,162,575)			(18,797,570)				(25,442,035)
Total stockholders’ deficit	(23,213,933)	$ (22,304,859)	$ (17,478,072)	(16,921,079)	$ (16,217,752)	$ (15,394,853)	$ (22,994,309)	(23,960,756)	$ (18,390,842)
Total liabilities, convertible preferred stock, redeemable common stock and stockholders’ deficit	2,259,304			467,340				273,548
Series A Preferred Stock
Convertible preferred stock and redeemable common stock:
Temporary equity, carrying amount	14,641,005	14,641,005	9,992,208	1,400,935	568,637	142,157	0	0	0
Series Seed Preferred Stock
Convertible preferred stock and redeemable common stock:
Temporary equity, carrying amount	6,341,288	6,341,288	6,341,288	6,341,288	6,341,288	6,341,288	0	0	0
Redeemable Common Stock
Convertible preferred stock and redeemable common stock:
Temporary equity, carrying amount	$ 82,330	$ 82,330	$ 29,000	$ 29,000	$ 32,000	$ 31,000	$ 113,000	$ 126,000	$ 165,000